Quarterly Holdings Report
for

Fidelity® Minnesota Municipal Income Fund

September 30, 2020

MNF-QTLY-1120
1.807736.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$850,000	$902,802
Series 2019 A, 5% 10/1/23 (a)	825,000	860,492
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,143,887

TOTAL GUAM		2,907,181

Minnesota - 94.8%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	890,225
5% 2/1/24	1,110,000	1,274,946
5% 2/1/25	1,015,000	1,162,916
5% 2/1/26	1,220,000	1,399,535
5% 2/1/27	1,285,000	1,472,726
5% 2/1/28	1,345,000	1,540,536
5% 2/1/29	1,415,000	1,619,185
5% 2/1/34	1,800,000	2,052,702
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,213,680
5% 10/1/27	1,665,000	2,010,737
5% 10/1/29	785,000	943,303
Chaska Independent School District #112 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,707,720
5% 2/1/31	3,600,000	4,370,292
City of Virginia Series 2020 A:
4% 2/1/37 (FSA Insured)	1,000,000	1,145,240
4% 2/1/39 (FSA Insured)	1,000,000	1,138,890
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,623,577
5% 2/1/31	1,245,000	1,482,397
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	859,940
5% 11/1/25	250,000	283,840
5% 11/1/26	500,000	565,235
5% 11/1/27	420,000	473,227
Dawson-Boyd Independent School District Series 2019 A:
4% 2/1/33	1,140,000	1,351,379
4% 2/1/36	1,360,000	1,595,511
4% 2/1/37	1,200,000	1,402,944
Dilworth-Glyndon-Felton ISD No. 2164 Series 2020 A, 4% 2/1/34	1,000,000	1,134,480
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/43	1,500,000	1,746,015
5% 2/15/48	3,000,000	3,466,770
5% 2/15/58	3,125,000	3,602,250
Duluth Independent School District #709 Ctfs. of Prtn. Series 2019 B:
5% 2/1/21	300,000	304,238
5% 2/1/22	320,000	338,144
5% 2/1/23	380,000	417,430
5% 2/1/24	400,000	455,588
5% 2/1/25	375,000	441,394
5% 2/1/26	395,000	478,602
5% 2/1/27	370,000	459,425
5% 2/1/28	350,000	444,273
Elk River Independent School District #728:
Series 2019 A, 3% 2/1/33	2,925,000	3,167,629
Series 2020 A, 4% 2/1/31	2,120,000	2,541,011
Forest Lake Series 2019 A, 4% 2/1/31	1,790,000	2,188,490
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	6,492,623
5% 12/1/40	7,200,000	8,889,624
Series 2016 B, 5% 12/1/31	1,135,000	1,428,363
Series 2019 B, 5% 12/15/39	3,725,000	4,763,456
Jordan Ind. School District:
Series 2014 A:
5% 2/1/28 (Pre-Refunded to 2/1/23 @ 100)	960,000	1,060,435
5% 2/1/29 (Pre-Refunded to 2/1/29 @ 100)	1,000,000	1,104,620
5% 2/1/30 (Pre-Refunded to 2/1/30 @ 100)	1,245,000	1,375,252
Series A, 5% 2/1/28 (Pre-Refunded to 2/1/28 @ 100)	40,000	44,185
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,324,725
5% 9/1/25	215,000	249,505
5% 9/1/28	695,000	792,356
5% 9/1/30	1,500,000	1,698,135
5% 9/1/31	1,300,000	1,466,647
5% 9/1/32	1,000,000	1,123,530
Series 2017:
5% 5/1/26	1,355,000	1,590,120
5% 5/1/27	1,400,000	1,665,328
5% 5/1/28	2,915,000	3,441,915
5% 5/1/29	1,000,000	1,173,590
5% 5/1/30	850,000	993,710
5% 5/1/31	580,000	674,929
5% 5/1/32	500,000	578,920
Maple River Independent School District No. 2135 Series 2020 A, 4% 2/1/45	2,750,000	3,253,580
Metropolitan Council Gen. Oblig. Rev. Series 2020 B, 5% 3/1/32	4,500,000	6,109,875
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/27	1,250,000	1,564,963
5% 11/15/28	2,730,000	3,393,117
5% 11/15/29	1,040,000	1,285,950
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2012 B:
5% 1/1/26	1,250,000	1,314,638
5% 1/1/27	1,500,000	1,576,995
Series 2014 A:
5% 1/1/26	3,015,000	3,409,603
5% 1/1/28	4,000,000	4,512,520
5% 1/1/29	2,150,000	2,421,072
5% 1/1/30	2,000,000	2,246,680
5% 1/1/31	6,020,000	6,744,086
Series 2016 A:
5% 1/1/30	4,000,000	4,875,800
5% 1/1/31	2,350,000	2,849,775
5% 1/1/32	2,900,000	3,500,909
Series 2016 C, 5% 1/1/46	4,770,000	5,561,772
Series 2016 D:
5% 1/1/23 (a)	670,000	728,813
5% 1/1/27 (a)	350,000	424,977
5% 1/1/28 (a)	430,000	517,832
5% 1/1/29 (a)	225,000	269,471
5% 1/1/30 (a)	475,000	566,124
5% 1/1/31 (a)	200,000	237,274
5% 1/1/32 (a)	200,000	236,210
5% 1/1/33 (a)	220,000	258,568
5% 1/1/34 (a)	225,000	263,558
5% 1/1/35 (a)	225,000	262,958
5% 1/1/36 (a)	220,000	256,296
5% 1/1/37 (a)	250,000	290,383
5% 1/1/41 (a)	725,000	834,453
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	1,012,257
5% 11/15/28	1,380,000	1,630,208
5% 11/15/29	1,000,000	1,176,470
5% 11/15/30	1,000,000	1,169,190
5% 11/15/31	3,665,000	4,269,359
5% 11/15/32	2,200,000	2,551,956
Series 2018 A:
5% 11/15/34	3,350,000	4,148,875
5% 11/15/35	2,500,000	3,083,750
5% 11/15/36	2,500,000	3,071,925
Minneapolis Spl. School District:
(Minnesota School District Cr. Enhancement Prog.):
Series 2019 A, 5% 2/1/32	1,125,000	1,476,551
Series 2019 B, 5% 2/1/32	1,815,000	2,382,169
(MN SD Cr. Enhancement Prog.):
Series 2017 B, 5% 2/1/29	2,590,000	3,360,033
Series 2018 A, 5% 2/1/33	1,000,000	1,269,410
Series 2018 B, 5% 2/1/33	3,190,000	4,049,418
Series 2017 A, 4% 2/1/33	1,415,000	1,675,204
Series 2017 B:
4% 2/1/33	2,595,000	3,076,165
4% 2/1/34	2,595,000	3,064,513
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,385,669
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,785,026
Minnesota Gen. Oblig.:
Series 2011 B:
5% 10/1/24 (Pre-Refunded to 10/1/21 @ 100)	2,500,000	2,620,525
5% 10/1/30 (Pre-Refunded to 10/1/21 @ 100)	3,000,000	3,144,630
Series 2015 A, 5% 8/1/33	1,900,000	2,283,838
Series 2017 A:
5% 10/1/31	5,000,000	6,380,400
5% 10/1/33	3,335,000	4,215,640
Series 2018 B, 4% 8/1/35	5,270,000	6,301,023
Series 2019 A:
5% 8/1/29	5,000,000	6,792,750
5% 8/1/35	5,000,000	6,568,900
Series 2019 B, 5% 8/1/28	2,000,000	2,655,580
Series 2020 A:
5% 8/1/35	6,000,000	8,083,260
5% 8/1/37	6,000,000	8,014,380
Minnesota Higher Ed. Facilities Auth. Rev.:
(Macalester College, MN Proj.) Series 2017:
5% 3/1/28	400,000	501,484
5% 3/1/30	500,000	619,760
(Univ. of St Thomas) Series 2017 A:
5% 10/1/27	500,000	623,230
5% 10/1/28	735,000	908,916
5% 10/1/29	750,000	922,433
5% 10/1/30	655,000	801,406
Series 2016 A, 5% 5/1/46	3,610,000	3,610,181
Series 2017 A, 4% 10/1/35	800,000	891,408
Series 2017:
5% 3/1/28	2,000,000	2,514,500
5% 3/1/31	1,000,000	1,237,250
5% 10/1/31	590,000	688,790
5% 3/1/34	530,000	647,459
5% 10/1/34	440,000	507,500
5% 10/1/35	555,000	637,895
Series 2018 A:
5% 10/1/34	1,140,000	1,317,806
5% 10/1/45	3,650,000	4,096,687
Series 2019:
3% 12/1/21	75,000	76,179
3% 12/1/22	100,000	103,061
3% 12/1/23	100,000	104,094
4% 12/1/24	100,000	108,840
4% 12/1/25	180,000	197,671
4% 12/1/26	190,000	209,526
4% 12/1/27	195,000	216,027
4% 12/1/28	240,000	266,453
4% 12/1/29	285,000	318,379
4% 12/1/30	150,000	165,573
4% 12/1/31	450,000	492,480
4% 12/1/32	290,000	315,639
4% 12/1/33	250,000	270,335
4% 12/1/34	225,000	242,368
4% 12/1/40	950,000	1,002,184
5% 10/1/29	400,000	511,480
5% 10/1/40	1,000,000	1,204,580
Series Eight-G, 5% 12/1/31	1,000,000	1,172,010
Series Eight-J:
5% 3/1/26	1,015,000	1,200,349
5% 3/1/27	500,000	588,205
Series Eight-L:
5% 4/1/28	920,000	1,096,336
5% 4/1/29	1,005,000	1,191,186
5% 4/1/35	500,000	580,030
Minnesota Hsg. Fin. Agcy.:
(Mtg. Backed Securities Pass Through Prog.) Series 2019 C, 3.15% 6/1/49	1,688,790	1,769,109
(Mtg.-Backed Securities Pass-Through Prog.) Series H, 2.47% 1/1/50	3,500,598	3,581,077
Series 2015 A:
5% 8/1/29	1,000,000	1,164,500
5% 8/1/30	1,000,000	1,164,090
5% 8/1/31	1,000,000	1,157,090
5% 8/1/32	1,000,000	1,153,000
5% 8/1/33	1,000,000	1,149,730
Series 2019 B, 4.25% 7/1/49	4,565,000	5,134,073
Series 2020 G, 3% 1/1/51	1,500,000	1,645,920
Series B:
3.5% 7/1/50	10,535,000	11,691,006
4% 8/1/36	2,000,000	2,423,740
Series E, 3.5% 7/1/50	5,000,000	5,580,550
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A, 5% 10/1/26	830,000	975,648
Series 2014:
5% 10/1/26	630,000	740,552
5% 10/1/27	750,000	879,015
5% 10/1/30	1,000,000	1,168,560
Series 2016:
4% 10/1/41	1,000,000	1,105,990
5% 10/1/32	1,500,000	1,838,625
5% 10/1/33	400,000	490,040
5% 10/1/35	400,000	488,220
5% 10/1/36	1,000,000	1,218,610
5% 10/1/47	2,000,000	2,402,600
Minnesota Pub. Facilities Auth. Rev. Series 2016 A:
5% 3/1/29	5,000,000	6,175,350
5% 3/1/30	5,150,000	6,338,981
Minnesota State Colleges & Univs. Board of Trustees Rev. Series 2011 A, 5% 10/1/30	1,495,000	1,560,451
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	13,682,304
5% 3/1/28	4,275,000	4,554,200
Series 2014 A:
5% 6/1/27	5,000,000	5,582,200
5% 6/1/38	5,000,000	5,537,250
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,765,425
Moorhead ISD No. 152 Series 2020 A, 4% 2/1/31	2,015,000	2,424,569
Mounds View Independent School District #621 Series 2018 A, 5% 2/1/29	6,840,000	8,603,284
North Branch Independent School District #138 Series 2017 A, 4% 2/1/29	2,015,000	2,385,760
North St Paul Maplewood Minn I (MN SD Cr. Enhancement Prog.) Series 2019 B, 4% 2/1/32	3,120,000	3,700,164
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A:
5% 1/1/23	850,000	938,851
5% 1/1/24	650,000	715,780
5% 1/1/25	975,000	1,071,593
5% 1/1/31	1,740,000	1,898,027
Series 2016:
5% 1/1/28	500,000	607,100
5% 1/1/29	620,000	748,904
5% 1/1/30	520,000	624,567
5% 1/1/31	350,000	418,208
Series 2017:
5% 1/1/29	460,000	566,886
5% 1/1/31	400,000	486,672
5% 1/1/33	475,000	571,886
5% 1/1/35	520,000	622,528
Robbinsdale Independent School District 281 (MN SD Cr. Enhancement Prog.) Series 2019 B:
5% 2/1/29	1,010,000	1,310,283
5% 2/1/30	955,000	1,231,979
Rochester Elec. Util. Rev.:
Series 2013 B:
5% 12/1/26	570,000	650,877
5% 12/1/27	275,000	313,646
5% 12/1/28	275,000	313,368
5% 12/1/43	1,000,000	1,121,730
Series 2017 A:
5% 12/1/42	1,100,000	1,322,453
5% 12/1/47	1,000,000	1,195,090
Rochester Health Care Facilities Rev.:
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/21	790,000	815,688
5% 7/1/22	350,000	376,467
5% 7/1/24	300,000	334,077
5% 7/1/27	345,000	380,245
5% 7/1/28	225,000	246,870
5% 7/1/33	1,225,000	1,328,366
Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,200,000	1,254,480
Series 2012, 4% 11/15/41	1,205,000	1,241,560
Series 2016 B:
5% 11/15/31	3,225,000	4,485,201
5% 11/15/35	4,000,000	5,857,160
4% 11/15/48	400,000	447,260
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,000,000	6,166,700
(MN School District Cr. Enhancement Prog.) Series 2018 A:
5% 2/1/26	2,400,000	2,944,416
5% 2/1/29	5,180,000	6,450,188
Saint Cloud Health Care Rev.:
Series 2010 A, 5.125% 5/1/30	310,000	310,946
Series 2014 B, 5% 5/1/22	1,950,000	2,083,478
Series 2016 A:
5% 5/1/29	1,000,000	1,195,790
5% 5/1/30	1,000,000	1,189,420
5% 5/1/31	1,000,000	1,184,630
5% 5/1/46	5,000,000	5,735,800
Series 2019, 5% 5/1/48	6,000,000	7,227,420
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A:
5% 11/15/27 (Pre-Refunded to 11/15/25 @ 100)	2,515,000	3,103,535
5% 11/15/30 (Pre-Refunded to 11/15/25 @ 100)	1,585,000	1,955,906
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,180,600
5% 11/1/28	1,000,000	1,175,730
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,117,132
5% 9/1/24	1,000,000	1,154,400
5% 9/1/25	1,345,000	1,543,092
5% 9/1/26	1,575,000	1,798,666
5% 9/1/28	1,000,000	1,128,770
5% 9/1/34	1,065,000	1,170,936
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	3,017,638
Series 2015 A:
5% 1/1/28	1,000,000	1,217,070
5% 1/1/34	1,695,000	2,032,017
5% 1/1/36	1,000,000	1,194,320
5% 1/1/41	1,000,000	1,184,240
Series 2019 A, 5% 1/1/34	1,230,000	1,601,411
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) 5% 11/15/47	7,350,000	8,642,204
Series 2015 A:
5% 7/1/29	5,000,000	5,816,050
5% 7/1/30	5,000,000	5,794,400
Series 2017 A:
5% 11/15/30	650,000	800,631
5% 11/15/31	845,000	1,035,717
5% 11/15/33	3,410,000	4,139,263
5% 11/15/34	665,000	805,295
Univ. of Minnesota Gen. Oblig.:
Series 2016:
5% 4/1/37	2,125,000	2,594,604
5% 4/1/41	6,000,000	7,272,060
Series 2017 A:
5% 9/1/33	5,025,000	6,251,653
5% 9/1/37	3,880,000	4,769,606
Series 2017 B, 5% 12/1/32	2,000,000	2,513,260
Series 2019 A, 5% 4/1/44	5,000,000	6,287,800
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,914,014
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,176,600
Virginia Independent School District #706 Series 2019 A, 5% 2/1/31	5,000,000	6,416,100
Wayzata Sr Hsg. Rev. Series 2019:
5% 8/1/49	500,000	523,100
5% 8/1/54	1,000,000	1,041,990
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A, 4% 2/1/41	2,400,000	2,727,168
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,517,900
5% 1/1/27	2,150,000	2,370,139
5% 1/1/30	1,000,000	1,098,360
Series 2014 A:
5% 1/1/31 (Pre-Refunded to 1/1/24 @ 100)	1,750,000	2,021,740
5% 1/1/35 (Pre-Refunded to 1/1/24 @ 100)	1,595,000	1,842,672
5% 1/1/40 (Pre-Refunded to 1/1/24 @ 100)	1,500,000	1,732,920
Series 2015 A, 5% 1/1/31	1,820,000	2,211,937
Series 2018 A, 5% 1/1/49	2,000,000	2,448,980
White Bear Lake Independent School District #624 Gen. Oblig. (MN SD Cr. Enhancement Prog.) Series 2020 A, 4% 2/1/29	3,980,000	4,871,122
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/28	1,000,000	1,208,970
5% 6/1/30	500,000	590,845
5% 6/1/31	700,000	818,608
5% 6/1/33	1,000,000	1,150,060
Wright County Ctfs. of Prtn. Series 2019 A:
5% 12/1/30	1,000,000	1,332,650
5% 12/1/31	1,000,000	1,324,410

TOTAL MINNESOTA		608,181,970

Puerto Rico - 0.2%
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27 (c)	1,225,000	1,539,935
TOTAL MUNICIPAL BONDS
(Cost $575,753,515)		612,629,086

Municipal Notes - 3.2%
Minnesota - 3.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B1, 0.12% 10/1/20, LOC JPMorgan Chase Bank, VRDN (b)	2,600,000	$2,600,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 0.1% 10/1/20, LOC Wells Fargo Bank NA, VRDN (b)	18,100,000	18,099,982
TOTAL MUNICIPAL NOTES
(Cost $20,699,982)		20,699,982
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $596,453,497)		633,329,068
NET OTHER ASSETS (LIABILITIES) - 1.3%		8,221,440
NET ASSETS - 100%		$641,550,508

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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